LIQUIDITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Liquidity
LIQUIDITY
LIQUIDITY

At June 30, 2013, the Company had (i) cash and cash equivalents of $32.7 million, of which $8.2 million was held by Eureka Hunter Holdings, LLC ("Eureka Hunter Holdings") or its subsidiaries, which are unrestricted subsidiaries under our MHR Senior Revolving Credit Facility, as defined in "Note 8 - Long-Term Debt," and was only available for use by Eureka Hunter Holdings or its subsidiaries; (ii) a working capital deficit of $1.1 million; and (iii) $264.8 million of borrowing availability under the MHR Senior Revolving Credit Facility.

The Company utilizes credit agreements, as described in "Note 8 – Long-Term Debt," to fund a portion of operating and capital needs.  The Company had no outstanding debt under the MHR Senior Revolving Credit Facility at June 30, 2013, with an available borrowing base at that date of $265.0 million. On April 24, 2013, the Company sold a wholly-owned subsidiary, Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), for a total purchase price of $422.1 million, paid to us in the form of $379.8 million in (cash based on customary initial closing adjustments) and $42.3 million in Penn Virginia Corporation ("Penn Virginia") common stock, valued based on the closing market price of the stock of $4.23 as of April 24, 2013, resulting in a gain of $172.5 million, net of tax. See "Note 6 - Divestitures and Discontinued Operations" for information regarding the sale of Eagle Ford Hunter to Penn Virginia in April 2013 and the Penn Virginia stock we received as partial consideration for such sale. Of the cash proceeds, $325.0 million was used to pay off the MHR Senior Revolving Credit Facility. As a result of the sale, the borrowing base under the Senior Revolving Credit Facility was adjusted down to $265.0 million.

For the six months ended June 30, 2013, the Company had net income attributable to common shareholders of $93.6 million and operating loss from continuing operations of $78.7 million, including non-cash charges of $29.5 million in leasehold impairment expense related to leases in the Williston Basin region that expired in the quarter ended June 30, 2013, or are expected to expire during the remainder of 2013 and that we do not plan to develop, and $4.7 million in lease abandonment expense.

As of June 30, 2013, the Company was in compliance with all of our covenants, as amended or waived, contained in our credit agreements as described in "Note 8 – Long-Term Debt."

As of June 30, 2013, we had $600.0 million aggregate principal amount of our Senior Notes outstanding. In connection with the May and December 2012 offerings of the Senior Notes, we entered into registration rights agreements pursuant to which we agreed to complete, by May 16, 2013, a registered exchange offer of the Senior Notes for the same principal amount of a new issue of Senior Notes with substantially identical terms, except the new Senior Notes would be registered and generally freely transferable under the Securities Act of 1933. In addition, we agreed to file, under certain circumstances, a shelf registration statement to cover re-sales of the Senior Notes. On May 16, 2013, we began to accrue penalty interest at the rate of 0.25% per annum, in addition to the stated per annum interest rate, on the outstanding principal amount of the Senior Notes, as a result of our failure to complete the exchange offer for the Senior Notes by May 16, 2013. We were unable to complete the exchange offer by this date because of our failure to timely file our annual report on Form 10-K for the year ended December 31, 2012 and our quarterly report on Form 10-Q for the quarter ended March 31, 2013 within the time frame requirements of the SEC. The amount of penalty interest will increase by 0.25% per annum each subsequent 90-day period following the May 16, 2013 required exchange offer completion date, until the exchange offer is completed, up to a maximum penalty interest amount of 1.00% per annum. We plan to file a registration statement with the SEC for the exchange offer as promptly as practicable following the filing of this quarterly report on Form 10-Q, and, once the registration statement has been declared effective by the SEC, to commence and complete the exchange offer promptly thereafter.

The late filings of our 2012 Form 10-K and first quarter 2013 Form 10-Q periodic reports constituted a “default” under our Senior Notes indenture, which resulted in the unavailability of certain exceptions to restrictive covenants contained therein, including in respect of our ability to make certain restricted payments, including the payment of dividends on our preferred stock. As a result, we were not permitted to pay dividends on our 10.25% Series C Cumulative Perpetual Preferred Stock ("Series C Preferred Stock"), 8.0% Series D Cumulative Preferred Stock ("Series D Preferred Stock") and 8.0% Series E Cumulative Convertible Preferred Stock ("Series E Preferred Stock") for the months of April, May, June and July 2013 on our normal end-of-the month dividend payment dates. As of August 7, 2013, we had a total of $8.9 million of preferred dividends in arrears related to the three-month period ended June 30, 2013, and $2.9 million of preferred dividends in arrears for July 2013.

On July 29, 2013, following the filing of our 2012 Form 10-K and first quarter 2013 Form 10-Q, the Company announced that it had declared cash dividends on the Company's Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock, for the months of April, May, June, July and August 2013, referred to as the "Declared Accumulated Dividend." The Declared Accumulated Dividend is payable on September 3, 2013, to holders of record at the close of business on August 15, 2013. The Declared Accumulated Dividend represented (i) all accumulated accrued and unpaid dividends on the Company's preferred stock for the months of April, May, June, July and August 2013, and (ii) the to-be-accrued dividends on the preferred stock for the remainder of August 2013.

We believe that cash flows from operations, borrowings under our MHR Senior Revolving Credit Facility and other debt agreements, continued liquidation of our shares of Penn Virginia common stock, and anticipated non-core asset sales will finance substantially all of our capital needs through 2013 and well into 2014. We may also use our MHR Senior Revolving Credit Facility for possible acquisitions and temporary working capital needs. Further, we may decide to access the public or private equity or debt markets to fund potential acquisitions, provide working capital or for other liquidity needs, if such financing is available and on acceptable terms. However, as a result of our failure to timely file our annual report on Form 10-K for the year ended December 31, 2012 and our quarterly report on Form 10-Q for the quarter ended March 31, 2013 within the time frame requirements of the SEC, we may be limited by the requirement that we use more restrictive forms of registration statements in our ability to access the public markets to raise debt or equity capital, which could prevent us from pursuing transactions or implementing business strategies that would be beneficial to our business.

Until we have timely filed all our required SEC reports for a period of twelve months (which period we expect to expire in August 2014, assuming we remain timely in the filing of our SEC reports during that period), we will be ineligible to use abbreviated and less costly SEC filings, such as the SEC's Form S-3 registration statement, to register our securities for sale. Further, during such period, we will be unable to use our existing shelf registration statement on Form S-3 or conduct “at-the-market”, or ATM, offerings of our equity securities. We had conducted ATM offerings on a regular basis with respect to our preferred stock prior to our late SEC filings. In the future, we may use Form S-1 to register a sale of our securities to raise capital or complete acquisitions, but doing so would likely increase transaction costs and adversely impact our ability to raise capital or complete acquisitions in an expeditious manner.

LIQUIDITY
At December 31, 2012, we had (i) unrestricted and restricted cash and cash equivalents of $57.6 million and $1.5 million, respectively, of which $36.3 million was held by our subsidiary Eureka Hunter Holdings, LLC or its subsidiaries (which are unrestricted subsidiaries under our senior credit facility) and was only available for use by Eureka Hunter Holdings, LLC or its subsidiaries; and (ii) a working capital deficit of $39.3 million.
We utilize our credit agreements, as described in "Note 10 - Long-Term Debt", to fund a portion of our operating and capital needs. Under our MHR Senior Revolving Credit Facility, our total outstanding debt at December 31, 2012 was $225.0 million, with at borrowing base at December 31, 2012 of $337.5 million.Thus, our remaining available borrowing capacity under the MHR Senior Revolving Credit Facility at that date was $112.5 million. Pursuant to the terms of our MHR Senior Revolving Credit Facility, our borrowing base was redetermined on February 25, 2013, and our borrowing base was increased to $350.0 million. On April 24, 2013, the Company sold our wholly-owned subsidiary, Eagle Ford Hunter. As provided by an amendment to the MHR Senior Revolving Credit Facility, as a result of the sale, the borrowing base under the facility was adjusted down to $265.0 million. See "Note 20 - Subsequent Events" for additional information.
For the year ended December 31, 2012, we had net loss attributable to common shareholders of $167.4 million and an operating loss from continuing operations of $161.3 million, including $70.6 million related to unproved property impairments, a $43.8 million charge related to unproved leasehold abandonments, and $4.1 million impairment of proved oil and gas properties.
As of December 31, 2012, we were in compliance with all of our covenants, as amended or waived, contained in our credit agreements, as described in "Note 10 - Long-Term Debt".
We believe the combination of (i) cash on hand, (ii) cash flow generated from the expected success of prior capital development projects, (iii) borrowing capacity available under our credit agreements, (iv) liquidation of our shares of Penn Virginia stock (see "Note 20 - Subsequent Events" to our consolidated financial statements), and (v) proceeds from expected asset sales, provide sufficient means to conduct our operations, meet our contractual obligations, including our debt covenant requirements, as amended, and complete our budgeted capital expenditure program for the twelve months ending December 31, 2013.
Effect of Late SEC Filings on Liquidity and Capital Resources
We are no longer able to access the capital markets using short-form registration statements or “at-the-market” offerings as a result of this annual report not having been filed within, and our Form 10-Q for the quarter ended March 31, 2013 to be filed after, the time frames permitted by the SEC. See “Risk Factors - Our failure to timely file certain periodic reports with the SEC limits our access to the public markets to raise debt or equity capital.” Our ability to access the MHR Senior Revolving Credit Facility, and for Eureka Pipeline to access the Eureka Pipeline Revolver and the Eureka Pipeline Term Loan, could be curtailed or eliminated if (i) we fail to file such Form 10-Q by the lenders' extended deadline of July 12, 2013 or within any extended time period our lenders may in the future provide us or (ii) an uncured cross-default under such facilities results from any uncured “event of default” under the indenture relating to our Senior Notes stemming from our late SEC filings. See “Risk Factors - Our existing indenture defaults restrict our ability to utilize certain exceptions to the restrictive covenants contained therein and, under certain circumstances, may result in the acceleration of the Senior Notes issued under our indenture and the outstanding debt under our credit facilities, which would have a material adverse effect on our business, financial condition and liquidity.” These adverse impacts from our late SEC filings will be reduced, to some extent, by the net proceeds we received from the Eagle Ford Properties Sale and expected net proceeds in 2013 and 2014 from sales of non-core properties.